Common shares (Details) - Share Capital										1 Months Ended	12 Months Ended
	Nov. 30, 2020 shares	Nov. 11, 2020 shares	Oct. 05, 2020 shares	Aug. 10, 2020 shares	Jun. 05, 2020 shares	Jun. 04, 2020 shares	Sep. 27, 2019 shares	Jun. 26, 2019 $ / shares	Jun. 21, 2019 $ / shares	Jun. 30, 2019	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Equity [Abstract]
Stock conversion ratio								0.2	0.20	0.20
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.05	$ 0.01		$ 0.05	$ 0.05
Authorized share capital [Abstract]
Authorized shares: Balance at the start of the year (in shares)											137,500,000	125,000,000
Stock authorized during period (in shares)		15,000,000		40,000,000		46,153,846	12,500,000
Authorized shares: Balance at the end of the year (in shares)											238,653,846	137,500,000
Shares issued:
Issued : Balance at the start of the year (in shares)											112,278,065	106,528,065
Issue of common shares (in shares)	10,000,000		51,886,793		46,153,846						108,040,639	5,750,000
Issued : Balance at the end of the year (in shares)											220,318,704	112,278,065
Treasury shares held by company (in shares)											1,459,714	1,459,714
Outstanding shares in issue (in shares)											218,858,990	110,818,351